Commitments, guarantees, contingencies and other disclosures	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Commitments, guarantees, contingencies and other disclosures
33. Commitments, guarantees, contingencies and other disclosures
In the normal course of business, the Group enters into certain capital commitments and also gives certain financial guarantees.
A. Capital commitments
The Group has a number of continuing operational and financial commitments in the normal course of business including:

•	Exploratory mining commitments;

•	Oil & gas commitments;

•	Mining commitments arising under production sharing agreements; and

•	Completion of the construction of certain assets.
Estimated amount of contracts remaining to be executed on capital accounts and not provided for:

	As at,
	March 31, 2020	March 31, 2021	March 31, 2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn Oil & Gas	31,464	15,547	213

Aluminium sector
Lanjigarh Refinery (Phase II)	15,728	11,877	162
Jharsuguda 1.25 MTPA smelter	4,140	4,630	63

Zinc sector
Zinc India (mines expansion, solar and smelter)	9,123	3,625	50
Gamsberg mining & milling project	1,306	938	13

Copper sector
Tuticorin Smelter 400 KTPA*	27,913	29,951	410

Others	16,112	18,722	256

Total	105,786	85,290	1,167

*	currently contracts are under suspension under the force majeure clause as per the contract
Committed work programme (Other than capital commitment):

	As at,
	March 31, 2020	March 31, 2021	March 31, 2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn India (OALP - Oil and Gas blocks)	58,409	56,254	769

Other Commitments

(i)
Power Division of the Company has signed a long term power purchase agreement (PPA) with Gridco Limited for supply of 25% of power generated from the power station with additional right to purchase power at (5%/7%) at variable cost as per the conditions referred to in PPA. The PPA has a tenure of twenty five years, expiring in
FY2037
.

(ii)
TSPL has signed a long term power purchase agreement (PPA) with Punjab State Power Corporation Limited (PSPCL) [formerly known as Punjab State Electricity Board (PSEB)] for supply of power generated from the power plant. The PPA has tenure of twenty five years, expiring in
FY2042
.

B. Guarantees
The aggregate amount of indemnities and other guarantees on which the Group does not expect any material losses, was
₹
 64,878 million and
₹
 62,810 million ($ 860 million) as at March 31, 2020 and March 31, 2021 respectively.
The Group has given guarantees in the normal course of business as stated below:

•
Guarantees and bonds advanced to the customs authorities in India of
₹
 4,713 million and
₹
 6,477 million ($ 89 million) as at March 31, 2020 and March 31, 2021 respectively relating to the export and payment of import duties on purchases of raw material and capital goods.

•	Guarantees issued for Group’s share of minimum work programme commitments of ₹ 29,059 million and ₹ 28,888 million ($ 395 million) as at March 31, 2020 and March 31, 2021 respectively.

•	Guarantees of ₹ 537 million and ₹ 794 million ($ 11 million) issued under bid bond for placing bids as at March 31, 2020 and March 31, 2021 respectively.

•
Bank guarantees of
₹
 1,150 million and
₹
 1,150 million ($ 16 million) outstanding as at March 31, 2020 and March 31, 2021 respectively has been provided by the Group on behalf of Volcan Investments Limited to Income tax department, India as a collateral in respect of certain tax disputes.

•
Other guarantees of
₹
 29,419 million and
₹
 25,501 million ($ 349 million) as at March 31, 2020 and March 31, 2021 respectively issued for securing supplies of materials and services, in lieu of advances received from customers, litigation, for provisional valuation of custom duty and also to various agencies, suppliers and government authorities for various purposes. The Group does not anticipate any liability on these guarantees.

C. Export Obligations
The Indian entities of the Group have export obligations of
₹
 38,269 million and
₹
 21,653 million ($ 296 million) as at March 31, 2020 and March 31, 2021 respectively on account of concessional rates of import duty paid on capital goods under the Export Promotion Capital Goods Scheme and under the Advance License Scheme for the import of raw material laid down by the Government of India.
In the event of the Group’s inability to meet its obligations, the Group’s liability would be
₹
 6,072 million and
₹
 3,534 million ($ 48 million) as at March 31, 2020 and March 31, 2021 respectively, plus applicable interest.
The Group has given bonds of
₹
 16,950 million and
₹
 17,750 million ($ 243 million) as at March 31, 2020 and March 31, 2021 respectively to custom authorities against these export obligations.

D. Contingencies
The Group discloses the following legal and tax cases as contingent liabilities.
Hindustan Zinc Limited: Department of Mines and Geology
The Department of Mines and Geology of the State of Rajasthan issued several show cause notices to HZL in August, September and October 2006, aggregating
₹
 3,339 million ($ 46 million) as at March 31, 2020 and March 31, 2021 claiming unlawful occupation and unauthorised mining of associated minerals other than zinc and lead at HZL’s Rampura Agucha, Rajpura Dariba and Zawar mines in Rajasthan during the period from July 1968 to March 2006. In response, HZL filed a writ petition against these show cause notices before the High Court of Rajasthan in Jodhpur. In October 2006, the High Court issued an order granting a stay and restrained the Department of Mines and Geology from undertaking any coercive measures to recover the penalty. In January 2007, the High Court issued another order granting the Department of Mines and Geology additional time to file their reply and also ordered the Department of Mines and Geology not to issue any orders cancelling the lease. The State Government filed for an early hearing application in the High Court. The High Court has passed an order rejecting the application stating that Central Government should file their replies. HZL believes it is unlikely that the claim will lead to a future obligation and thus no provision has been made in the financial statements.
Vedanta Limited: Income tax
Vedanta Limited (notice was served on Cairn India Limited which subsequently merged with Vedanta Limited, accordingly now referred to as Vedanta Limited/Company) received a demand totalling
₹
 204,947 million ($ 2,802 million) (including interest of
₹
 102,473 million ($ 1,401 million)) holding the Company as ‘assessee in default’ as per Section 201 of Indian Income Tax Act. The Group has challenged the said order and presently pending before the Income Tax Appellate Tribunal (ITAT). The Group also filed a writ petition before the Delhi High Court wherein it has raised several grounds against the order said order. The matter came up for hearing on February 05, 2020 before Delhi High Court but adjourned and the next date of hearing is July 29, 2021. Separately, Vedanta Resources Limited has filed a Notice of Claim against the Government of India (‘GOI’) under the
UK-India
Bilateral Investment Treaty (the BIT). Hearing already concluded in May 2019 and award awaited. Separately Cairn UK Holdings Limited (“CUHL”), on whom the primary liability of income tax lies, had received an Order from the ITAT in the financial year
2016-17
holding that the transaction is taxable in view of the clarificatory amendment in the
l
aw but also acknowledged that amendment being a retrospective transaction, interest would not be levied. Hence affirming a demand of
₹

102,473
 million ($
1,401
million) excluding the interest portion that had previously been claimed. Against this demand Tax authorities have recovered
₹
 58,680 million ($ 802 million) from the CUHL. Vedanta has also paid interim dividend of
₹
 50 million ($ 1 million) to the Tax authorities and thus reducing the liability to
₹
 43,840 million ($ 598 million).
In related proceedings, the International Arbitration Tribunal ruled unanimously in the case of Cairn Energy Plc that India had breached its obligations under the BIT. The Company understands that Government of India has challenged the ruling before the International Court of Justice at The Hague. As the Cairn Energy Plc Arbitration award received on December 23, 2020 regarding retrospective tax will have a direct influence upon the Group’s case, due to the fact that primary liability of paying the income tax is CUHL’s and in this case there is expected to be no income tax liability in the hands of CUHL, the claim of amounts assessed as in default against the Group should be eliminated. Further going by the recent ruling of Supreme court in an another unrelated matter, it was held that person under Section 195 cannot be held responsible to do impossible in case of retrospective act. Thus, it was impossible for Vedanta Limited (successor in the business of Cairn India Limited) to deduct income tax and can’t be held responsible for default under Section 201. The Group believes that owing to the similarity in the facts of the case it has a good case to argue and accordingly it is unlikely that any liability will devolve upon the group.
Ravva Joint Venture arbitration proceedings
ONGC Carry
The Ravva Production Sharing Contract (PSC) obliges the contractor parties to pay a proportionate share of ONGC’s exploration, development, production and contract costs in consideration for ONGC’s payment of costs related to the construction and other activities it conducted in Ravva prior to the effective date of the Ravva PSC (the ONGC Carry). The question as to how the ONGC Carry is to be recovered and calculated, along with other issues, was submitted to an International Arbitration Tribunal in August 2002 which rendered a decision on the ONGC Carry in favour of the contractor parties (including Vedanta Limited (Cairn India Limited which subsequently merged with Vedanta Limited, accordingly now referred to as Vedanta Limited)) whereas four other issues were decided in favour of Government of India (GOI) in October 2004 (Partial Award). The GOI then proceeded to challenge the ONGC Carry decision before the Malaysian courts, as Kuala Lumpur was the seat of the arbitration. The Federal Court of Malaysia upheld the Partial Award. As the Partial Award did not quantify the sums, therefore, contractor parties approached the same Arbitration Tribunal to pass a Final Award in the subject matter since it had retained the jurisdiction to do so. The Arbitral Tribunal was reconstituted and the Final Award was passed in October 2016 in Vedanta Limited’s favour. GOI’s challenge of the Final Award has been dismissed by the Malaysian High Court and the next appellate court in Malaysia, i.e., Malaysian Court of Appeal. GOI then filed an appeal at Federal Court of Malaysia. The matter was heard on February 28, 2019 and the Federal Court dismissed GOI’s leave to appeal. The Company has also filed for the enforcement of the Partial Award and Final Award before the Hon’ble Delhi High Court. The matter is now listed for hearing in the Hon’ble Delhi High Court, which is pending adjudication.

Base Development Cost
Ravva joint operations had received a claim from the Ministry of Petroleum and Natural Gas, Government of India (GOI) for the period from 2000-2005 for
₹
 9,455 million ($ 129 million) for an alleged underpayment of profit petroleum (by recovering higher Base Development Costs (“BDC”) against the cap imposed in the PSC) to the Government of India (GOI), out of which, Vedanta Limited’s (Cairn India Limited which subsequently merged with Vedanta Limited, accordingly now referred to as Vedanta Limited) share will be
₹
 2,126 million ($ 29 million) plus interest. Joint venture partners initiated the arbitration proceedings and Arbitration Tribunal published the Award in January 2011 allowing claimants (including Vedanta Limited) to recover the development costs spent to the tune of
₹
 20,377 million ($ 278 million) and disallowed over run of
₹
 1,613 million ($ 22 million) spent in respect of BDC along with 50% legal costs.
Finally, the Supreme Court of India on September 16, 2020 pronounced the order in favour of Vedanta, rejecting all objections of the GOI and allowed enforcement of the Arbitration Award. With the Supreme Court order the Ravva BDC Matter stands closed.
In connection with the above two matters, the Company has received an order dated October 22, 2018 from the GOI directing oil marketing companies (OMCs) who are the offtakers of Ravva Crude to divert the sale proceeds to Government’s account. GOI alleges that the Ravva Joint Operations (consisting of four joint venture partners) has short paid profit petroleum of
₹
 23,015 million (US$ 314 million) (the Company’s share approximately -
₹
 6,817 million (US$ 93 million)) on account of the two disputed issues of ONGC Carry and BDC matters, out of which
₹
 4,691 Crore (US$ 64 million) pertains to ONGC Carry and
₹
 2,126 Crore (US$ 29 million) pertains to BDC Matter. Against an interim application, filed by Vedanta Limited along with one of its joint venture partner, for seeking stay of such action from GOI, before the Delhi High Court, the Court directed the OMCs to deposit above sums to the Delhi High Court for both BDC and ONGC Carry matters. However, Vedanta Limited (and other joint venture partner) has been given the liberty to seek withdrawal of the amounts from the Court upon furnishing a bank guarantee of commensurate value. On the basis of the above direction, the customers have deposited
₹
 6,817 million ($ 93 million) out of which
₹
 6,157 million ($ 84 million) has been withdrawn post submission of bank guarantee.
The Hon’ble Delhi High Court

(H
C)
 vide its order dated May 28, 2020 read with order dated June 4, 2020 has directed that all future sale proceeds of Ravva Crude w.e.f. June 5, 2020 be paid directly to Vedanta Limited by the OMCs. In view of the closure of the BDC matter, the Company has also filed an application in HC on September 22, 2020 seeking refund of remaining
₹
 660 million (US$ 9 million)
and release of Bank guarantees submitted in Court pertaining to the BDC matter. The high court has since released bank guarantees of

₹
 1,466 million (US$ 20 million).
During the proceedings of the above matter, the GOI has also filed an interim application seeking deposit by the said OMCs of an amount of
₹
 6,377 million ($ 87 million) (Vedanta’s share of
₹
 4,105 million ($ 56 million) towards interest on the alleged short payment of profit petroleum by the petitioners, i.e., Vedanta Limited (and other joint venture partner). The matter is pending before the Delhi High Court along with ONGC carry case.
While the Company does not believe the GOI will be successful in its challenge, if the Arbitral Awards in above matters are reversed and such reversals are binding, the Company would be liable for approximately
₹
 6,958 million plus interest and
₹
 4,691 million ($ 64 million) plus interest as at March 31, 2020 and March 31, 2021 respectively.
Proceedings related to the Imposition of Entry Tax
Vedanta Limited and other Group companies, i.e., Bharat Aluminium Company Limited (BALCO) and Hindustan Zinc Limited (HZL) challenged the constitutional validity of the local statutes and related notifications in the states of Chhattisgarh, Odisha and Rajasthan pertaining to the levy of entry tax on the entry of goods brought into the respective states from outside.
Post some contradictory orders of High Courts across India adjudicating on similar challenges, the Supreme Court referred the matters to a nine judge bench. Post a detailed hearing, although the bench rejected the compensatory nature of tax as a ground of challenge, it maintained status quo with respect to all other issues which have been left open for adjudication by regular benches hearing the matters.
Following the order of the nine judge bench, the regular bench of the Supreme Court proceeded with hearing the matters. The regular bench remanded the entry tax matters relating to the issue of discrimination against domestic goods bought from other States to the respective High Courts for final determination but retained the issue of jurisdiction for levy on imported goods, for determination by the regular bench of the Supreme Court. Following the order of the Supreme Court, the Group filed writ petitions in respective High Courts.
On October 09, 2017, the Supreme Court has held that states have the jurisdiction to levy entry tax on imported goods. With this Supreme Court judgement, imported goods will rank pari passu with domestic goods for the purpose of levy of Entry tax. Vedanta Limited and its subsidiaries have amended their appeals (writ petitions) in Odisha and Chhattisgarh to include imported goods as well.
The issue pertaining to the levy of entry tax on the movement of goods into a Special Economic Zone (SEZ) remains pending before the Odisha High Court. The Group has challenged the levy of entry tax on any movement of goods into SEZ based on the definition of ‘local area’ under the Odisha Entry Tax Act which is very clear and does not include a SEZ. In addition, the Government of Odisha further through its SEZ Policy 2015 and the operational guidelines for administration of this policy dated August 22, 2016, exempted the entry tax levy on SEZ operations.
The total claims against Vedanta Limited and its subsidiaries are
₹
 13,664 million and
₹
 14,119 million ($ 193 million) net of provisions made as at March 31, 2020 and March 31, 2021 respectively.

BALCO: Challenge against imposition of Energy Development Cess
BALCO challenged the imposition of Energy Development Cess levied on generators and distributors of electrical energy at 10 paise per unit on the electrical energy sold or supplied before the High Court on the grounds that the Cess is effectively on production and not on consumption or sale since the figures of consumption are not taken into account and the Cess is discriminatory since captive power plants are required to pay at the rate of 10 paise while the State Electricity Board is required to pay at 5 paise. The High Court of Chhattisgarh by order dated December 15, 2006 declared the provisions imposing ED Cess on CPPs as discriminatory and therefore ultra vires the Constitution. BALCO has sought refund of Cess paid till March 2006 amounting to
₹
 345 million ($ 5 million).
The State of Chhattisgarh moved a Special Leave Petition in the Supreme Court (the SC) and the SC whilst issuing notice has stayed the refund of the Cess already deposited and the Supreme Court has also directed the State of Chhattisgarh to raise the bills but no coercive action be taken for recovery of the same. Final argument in this matter started before the Supreme Court. In case the Supreme Court overturns the decision of the High Court, the Group would be liable to pay an additional amount of
₹
 8,407 million and
₹
 9,304 million ($ 127 million) as at March 31, 2020 and March 31, 2021 respectively. Accordingly, the total exposure on the Group would be
₹
 8,752 million and
₹
 9,650 million ($ 132 million) as at March 31, 2020 and March 31, 2021 respectively.
Miscellaneous disputes- Income tax
The Group is involved in various tax disputes amounting to
₹
 19,093 million and
₹
 19,442 million ($ 266 million) as at March 31, 2020 and March 31, 2021 respectively relating to income tax. It also includes similar matters where initial assessment is pending for subsequent periods and where the Group has made claims and assessments are in progress. These mainly relate to the disallowance of tax holiday for 100% Export Oriented Undertaking under section 10B of the Income Tax Act, 1961, disallowance of tax holiday benefit on production of gas under section 80IB of the Income Tax Act, 1961, on account of depreciation disallowances under the Income Tax Act and interest thereon which are pending at various appellate levels. Interest and penalty, if any would be additional. Refer note 9(e) for other income tax disputes.
The Group believes that these disallowances are not tenable and accordingly no provision is considered necessary.
Miscellaneous other disputes
The Group is subject to various claims and exposures which arise in the ordinary course of conducting and financing its business from the excise, indirect tax authorities and others. These claims and exposures mostly relate to the assessable values of sales and purchases or to incomplete documentation supporting the companies’ returns or other claims.
The approximate value of claims (excluding the items as set out separately above) against the Group companies total
₹
 39,960 million and
₹
 47,820 million ($ 654 million) as at March 31, 2020 and March 31, 2021 respectively.
The Group considers that it can take steps such that the risks can be mitigated and that there will no significant unprovided liabilities arising.
Except as described above, there are no pending litigations which the Group believes could reasonably be expected to have a material adverse effect on the results of operations, cash flows or the financial position of the Group.